Book and Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and Due from Banks	$ 3,752.7		$ 4,315.3		$ 2,818.0	$ 2,491.8
Federal Funds Sold and Resell Agreements	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	28,643.5		30,192.5
Held to Maturity	2,382.0		799.2
Trading Account	8.0		8.0
Loans (excluding Leases)
Client Security Settlement Receivables	2,049.1		778.3
Deposits
Savings Certificates and Other Time	2,466.1		3,058.3
Non-U.S. Offices Interest-Bearing	39,720.2		35,868.0
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,405.8	[1],[2]	2,126.7	[1],[2]
Other Liabilities
Contingent Consideration	50.1		56.8
Carrying (Reported) Amount, Fair Value Disclosure
ASSETS
Cash and Due from Banks	3,752.7		4,315.3
Federal Funds Sold and Resell Agreements	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	28,643.5	[3]	30,192.5	[4]
Held to Maturity	2,382.0		799.2
Trading Account	8.0		8.0
Loans (excluding Leases)
Held for Investment	28,165.4		27,782.7
Held for Sale	11.7		9.3
Client Security Settlement Receivables	2,049.1		778.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6		172.9
Community Development Investments	253.2		290.8
Employee Benefit and Deferred Compensation	121.3		106.5
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	39,221.5		43,751.2
Savings Certificates and Other Time	2,466.1		3,058.3
Non-U.S. Offices Interest-Bearing	39,720.2		35,868.0
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,405.8		2,126.7
Long Term Debt (excluding Leases)
Subordinated Debt	1,045.4		1,033.4
Federal Home Loan Bank Borrowings	335.0		1,055.0
Floating Rate Capital Debt	277.0		276.9
Other Liabilities
Standby Letters of Credit	60.5		61.3
Contingent Consideration	50.1		56.8
Loan Commitments	38.9		45.5
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	21.3		25.2
Liabilities	42.3		31.8
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	129.7		149.6
Liabilities	75.3		47.3
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets			0.7
Liabilities	1.0		0.1
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	1,735.3		3,062.1
Liabilities	1,730.4		2,959.8
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	180.6		188.7
Liabilities	174.0		184.6
Estimate of Fair Value, Fair Value Disclosure
ASSETS
Cash and Due from Banks	3,752.7		4,315.3
Federal Funds Sold and Resell Agreements	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	28,643.5	[3]	30,192.5	[4]
Held to Maturity	2,394.8		817.1
Trading Account	8.0		8.0
Loans (excluding Leases)
Held for Investment	28,220.2		27,913.7
Held for Sale	11.7		9.3
Client Security Settlement Receivables	2,049.1		778.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6		172.9
Community Development Investments	275.1		319.9
Employee Benefit and Deferred Compensation	126.1		117.3
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	39,221.5		43,751.2
Savings Certificates and Other Time	2,476.7		3,065.5
Non-U.S. Offices Interest-Bearing	39,720.2		35,868.0
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,513.4		2,197.3
Long Term Debt (excluding Leases)
Subordinated Debt	1,065.3		1,040.0
Federal Home Loan Bank Borrowings	345.4		1,082.1
Floating Rate Capital Debt	228.0		211.6
Other Liabilities
Standby Letters of Credit	60.5		61.3
Contingent Consideration	50.1		56.8
Loan Commitments	38.9		45.5
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	21.3		25.2
Liabilities	42.3		31.8
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	129.7		149.6
Liabilities	75.3		47.3
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets			0.7
Liabilities	1.0		0.1
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	1,735.3		3,062.1
Liabilities	1,730.4		2,959.8
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	180.6		188.7
Liabilities	174.0		184.6
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 1
ASSETS
Cash and Due from Banks	3,752.7		4,315.3
Securities
Available for Sale	1,784.6	[3]	4,029.4	[4]
Other Assets
Employee Benefit and Deferred Compensation	86.7		82.4
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	39,221.5		43,751.2
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2
ASSETS
Federal Funds Sold and Resell Agreements	60.8		121.3
Interest-Bearing Deposits with Banks	18,803.5		16,696.4
Federal Reserve Deposits and Other Interest-Bearing	7,619.7		13,448.6
Securities
Available for Sale	26,761.1	[3]	25,984.8	[4]
Held to Maturity	2,394.8		817.1
Trading Account	8.0		8.0
Loans (excluding Leases)
Client Security Settlement Receivables	2,049.1		778.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6		172.9
Community Development Investments	275.1		319.9
Employee Benefit and Deferred Compensation	39.4		34.9
Deposits
Savings Certificates and Other Time	2,476.7		3,065.5
Non-U.S. Offices Interest-Bearing	39,720.2		35,868.0
Federal Funds Purchased	780.2		815.3
Securities Sold under Agreements to Repurchase	699.8		1,198.8
Other Borrowings	367.4		931.5
Senior Notes	2,513.4		2,197.3
Long Term Debt (excluding Leases)
Subordinated Debt	1,065.3		1,040.0
Federal Home Loan Bank Borrowings	345.4		1,082.1
Floating Rate Capital Debt	228.0		211.6
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	21.3		25.2
Liabilities	42.3		31.8
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	129.7		149.6
Liabilities	75.3		47.3
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets			0.7
Liabilities	1.0		0.1
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	1,735.3		3,062.1
Liabilities	1,730.4		2,959.8
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 2 | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	180.6		188.7
Liabilities	174.0		184.6
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Inputs, Level 3
Securities
Available for Sale	97.8	[3]	178.3	[4]
Loans (excluding Leases)
Held for Investment	28,220.2		27,913.7
Held for Sale	11.7		9.3
Other Liabilities
Standby Letters of Credit	60.5		61.3
Contingent Consideration	50.1		56.8
Loan Commitments	$ 38.9		$ 45.5

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Refer to the table located on page 76 for the disaggregation of available for sale securities.
[4]	Refer to the table located on page 77 for the disaggregation of available for sale securities.